Note 29 - Treasury Shares Treasury Stock - Treasury Shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Treasury Share Reconciliation Line Items
Treasury shares Balance at beginning	€ (296,000,000)	€ (96,000,000)
Changes in treasury shares abstract
Treasury shares Balance at the end	€ (62,000,000)	€ (296,000,000)	€ (96,000,000)
Number Of Treasury Shares [Member]
Treasury Share Reconciliation Line Items
Number of treasury shares at the beginning	47,257,691	13,339,582	7,230,787
Changes in treasury shares abstract
Purchases of treasury shares number of shares	214,925,699	279,903,844	238,065,297
Sales and other changes treasury shares number of shares	(249,566,201)	(245,985,735)	(231,956,502)
Treasury shares derivatives on shares number of shares	0	0	0
Treasury shares other changes number of shares	0	0	0
Shares In Entity Held By Entity Or By Its Subsidiaries Or Associate	0	0	0
Treasury Shares Held By Corporacion General Financiera S A number of shares	12,617,189	47,257,691	13,339,582
Held by other subsidiaries number of shares	0	0	0
Average purchase price in Euros number of shares	5.06	6.11	7.03
Treasury Shares Average Selling Price In Euros number of shares	5.2	6.25	6.99
Number of treasury shares	47,257,691	13,339,582	7,230,787	12,617,189
Treasury shares [Member]
Treasury Share Reconciliation Line Items
Treasury shares Balance at beginning	€ 296,000,000	€ 96,000,000	€ 48,000,000
Changes in treasury shares abstract
Purchase of treasury shares	1,088,000,000	1,683,000,000	1,674,000,000
Sale or cancellation of treasury shares	(1,298,000,000)	(1,505,000,000)	(1,622,000,000)
Treasury Shares Derivatives On Shares	(23,000,000)	23,000,000	(4,000,000)
Treasury Shares Other Changes	0	0	0
Shares In Entity Held By Entity Or By ItsSubsidiaries Or Associates millions of euros	0	0	0
Treasury Shares Held By Corporacion General Financiera S.A	62,000,000	296,000,000	96,000,000
Treasury Shares Held By Other Subsidiaries	0	0	0
Treasury Shares Average Purchase Price In Euros	0	0	0
Treasury Shares Average Selling Price In Euros	0	0	0
Treasury Shares Net Gain Or Losses On Transactions	13,000,000	(24,000,000)	1,000,000
Treasury shares Balance at the end	€ 62,000,000	€ 296,000,000	€ 96,000,000